Summary of Significant Accounting Policies - Stock Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Time-based options
Summary of Significant Accounting Policies
Risk-free rate, minimum	2.60%	2.00%
Risk-free rate, maximum	3.00%	2.20%
Expected term	6 years 1 month 6 days	6 years 1 month 6 days
Volatility, minimum	39.00%	38.00%
Volatility, maximum	42.00%	42.00%
Weighted-average grant date fair value of options granted during period	$ 4.84	$ 3.43
Performance and market based options
Summary of Significant Accounting Policies
Risk-free rate, minimum	2.50%	1.50%
Risk-free rate, maximum	2.80%	1.90%
Volatility, minimum	45.00%	57.00%
Volatility, maximum	55.00%	62.00%
Weighted-average grant date fair value of options granted during period	$ 2.29	$ 2.29
Minimum | Performance and market based options
Summary of Significant Accounting Policies
Expected term	1 year 8 months 12 days	3 years 9 months 18 days
Maximum | Performance and market based options
Summary of Significant Accounting Policies
Expected term	3 years 3 months 18 days	4 years 6 months